Description of Business - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (108,256)	[1]	$ (99,325)	[2]	$ (76,312)	[2]
Cash	$ 13		$ 47		$ 510

[1]	Retroactively restated to give effect to the reverse recapitalization
[2]	Retroactively restated to give effect to the reverse recapitalization